UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015		Jun. 30, 2014
Operating revenues
Time and voyage charter revenues		$ 16,922	$ 18,336	$ 45,757		$ 36,872
Vessel and other management fees	[1]	3,222	2,748	6,545		5,178
Operating revenues		20,144	21,084	52,302		42,050
Operating expenses
Vessel operating expenses		14,801	11,785	29,338		25,552
Voyage and charter-hire expenses	[1]	21,424	3,241	45,131		9,355
Administrative expenses		9,214	4,507	16,166		9,371
Depreciation and amortization		18,118	12,132	35,815		24,467
Total operating expenses		63,557	31,665	126,450		68,745
Gain on disposals to Golar Partners (includes amortization of deferred gains)		126	(483)	103,790		35,036
Loss on disposal of vessel		0	0	(5,824)	[2]	0	[2]
Impairment on vessel held for sale		(1,032)	0	(1,032)		0
Other operating gains and losses		0	0	0		1,317
Operating (loss)/income		(44,319)	(11,064)	22,786		9,658
Other non-operating income (expense)
Dividend income	[1]	3,914	6,439	7,495		12,855
Loss on sale of available-for-sale securities		0	0	(3,011)		0
Other non-operating expense		0	(750)	0		(32)
Total other non-operating income		3,914	5,689	4,484		12,823
Financial income (expenses)
Interest income	[1]	2,318	4	3,910		287
Interest expense		(18,040)	(1,371)	(34,669)		(3,535)
Other financial items, net		50,802	(22,024)	18,851		(38,736)
Net financial income (expenses)		35,080	(23,391)	(11,908)		(41,984)
(Loss) income before taxes and equity in net earnings of affiliates		(5,325)	(28,766)	15,362		(19,503)
Income taxes		742	566	1,803		1,180
Equity in net earnings of affiliates		4,406	3,970	7,225		7,084
Net (loss) income		(177)	(24,230)	24,390		(11,239)
Net income attributable to non-controlling interests		(2,386)	0	(5,035)		0
Net (loss) income attributable to Golar LNG Ltd		$ (2,563)	$ (24,230)	$ 19,355		$ (11,239)
Basic and diluted earnings per share ($) (in USD per share)		$ (0.03)	$ (0.30)	$ 0.22		$ (0.14)
Cash dividends declared and paid per share (in USD per share)		$ 0.45	$ 0.45	$ 0.90		$ 0.90

[1]	This includes amounts arising from transactions with related parties. (See note 17)
[2]	The sale of the Golar Viking to Equinox in February 2015 was funded by a bridging loan facility and seller's credit (See note 13).